Changes in investment properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in investment properties [Abstract]
Beginning balance	₩ 353,175	₩ 208,717
Acquisitions	2,125	175,835
Disposals	(6,277)	(20,479)
Depreciation	(16,095)	(19,588)	₩ (13,117)
Amounts transferred from (to) property and equipment	91,782	10,898
Amounts transferred to assets held for sale	(6,306)	(2,200)
Foreign currency adjustment	(101)	(8)
Ending balance	₩ 418,303	₩ 353,175	₩ 208,717